Financial Risk (Details 15)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Net liquid assets ratio	52.48%	92.83%
Average
Disclosure of financial assets [line items]
Net liquid assets ratio	37.82%	52.17%
Maximum
Disclosure of financial assets [line items]
Net liquid assets ratio	53.38%	112.96%
Minimum
Disclosure of financial assets [line items]
Net liquid assets ratio	23.23%	21.98%